Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 15,539	$ 17,284
Exploration expenditure written off	9,920	631	$ 1,085
Intangible assets, end of period	6,093	15,539	17,284
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	20,206	21,557
Exchange adjustments	138	2
Acquisitions	318	35
Additions	1,348	1,725
Transfers to property, plant and equipment	(605)	(1,885)
Reclassified as assets held for sale	0	671
Deletions	1,366	557
Intangible assets, end of period	20,039	20,206	21,557
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,667)	(4,273)
Exchange adjustments	(93)	(4)
Exploration expenditure written off	9,920	631
Charge for the year	372	331
Impairment losses	165	4
Reclassified as assets held for sale	0	(61)
Deletions	(1,271)	(515)
Intangible assets, end of period	(13,946)	(4,667)	(4,273)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	14,091	15,989
Intangible assets, end of period	4,113	14,091	15,989
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	15,306	17,053
Exchange adjustments	0	0
Acquisitions	0	0
Additions	703	1,268
Transfers to property, plant and equipment	(605)	(1,885)
Reclassified as assets held for sale	0	671
Deletions	987	459
Intangible assets, end of period	14,417	15,306	17,053
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(1,215)	(1,064)
Exchange adjustments	0	0
Exploration expenditure written off	9,920	631
Charge for the year	0	0
Impairment losses	156	2
Reclassified as assets held for sale	0	(61)
Deletions	(987)	(421)
Intangible assets, end of period	(10,304)	(1,215)	(1,064)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	1,448	1,295
Intangible assets, end of period	1,980	1,448	1,295
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,900	4,504
Exchange adjustments	138	2
Acquisitions	318	35
Additions	645	457
Transfers to property, plant and equipment	0	0
Reclassified as assets held for sale	0	0
Deletions	379	98
Intangible assets, end of period	5,622	4,900	4,504
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(3,452)	(3,209)
Exchange adjustments	(93)	(4)
Exploration expenditure written off	0	0
Charge for the year	372	331
Impairment losses	9	2
Reclassified as assets held for sale	0	0
Deletions	(284)	(94)
Intangible assets, end of period	$ (3,642)	$ (3,452)	$ (3,209)